SHARE-BASED COMPENSATION	12 Months Ended
Dec. 30, 2012
Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
We have two plans under which share-based awards currently can be granted: the 2011 Equity Incentive Plan (2011 Plan), which provides for the granting of a maximum of 5,780,000 shares, and the 2002 Equity Incentive Plan (2002 Plan), which provides for the granting of a maximum of 3,500,000 shares. A committee of the Board of Directors (Committee) administers the plans and has the authority to determine to whom awards will be made, the amount of the awards, and the other terms and conditions of the awards. Key employees, including any executive officer, employee-director, and non-employee director, are eligible to receive awards under the plans.
Both plans permit the granting of incentive or nonqualified stock options, restricted stock awards, performance share awards, and stock appreciation rights. Under the 2011 Plan, awards in any form other than options or stock appreciation rights are counted as two shares for every one share actually issued. The contractual term and exercise price for stock options granted under the plans are determined by the Committee. However, the contractual term may not exceed ten years, and the exercise price may not be lower than the fair market value of a share on the date of grant. Options vest over periods determined when granted, generally four years, and are exercisable until the contractual term expires.
Under both plans, shares subject to restricted stock award may be issued when the award is granted or at a later date. The stock awards are subject to terms determined by the Committee, have voting rights, and may include specified performance objectives. The sale or transfer of these shares is restricted during the vesting period. Recipients of restricted stock awards earn any dividends declared during the vesting period that are paid only if the shares vest.
Total share-based compensation expense was $2,706, $1,905, and $1,891 in 2012, 2011, and 2010.
Stock Options
The weighted-average fair value of stock options granted in 2012, 2011, and 2010, was estimated at $4.55, $8.15, and $13.75 per share using the Black-Scholes option-pricing model based on the following assumptions:
Risk-Free Interest Rate: We base the risk-free interest rate on the implied yield currently available on U.S. Treasury zero-coupon issues with a remaining term equivalent to the expected term of the options being valued.
Dividend Yield: We calculate the expected dividend yield based on our projection of future stock prices and dividends expected to be paid. The range of expected dividends used in 2011 and 2010 was $0.25 to $0.50 per share.
Expected Term: The expected term represents the period of time that our stock options are expected to be outstanding and is based on our historic exercise behavior.
Expected Volatility: We calculate the expected volatility factor based on the Company's historical stock prices for a period of time equal to the expected term of the award.
The weighted-average of significant assumptions used to estimate the fair value of options granted is as follows:

	2012	2011	2010
Risk-free interest rate	0.7%	1.4%	1.9%
Dividend yield	—	4.5%	3.7%
Expected term	4 years	4 years	4 years
Expected volatility	79.3%	79.9%	75.7%

A summary of our stock option activity and related information for 2012 is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2012	798,228	$35.60
Granted	48,800	7.85
Exercised	—	—
Expired	(78,170)	61.05
Forfeited	(60,180)	18.85
Outstanding at December 30, 2012	708,678	$32.30	6 years	—
Fully vested or expected to vest at December 30, 2012	695,938	$32.60	6 years	—
Exercisable at December 30, 2012	397,110	$42.80	5 years	—

Expense is amortized on a straight-line basis over the vesting period, generally four years, and is based on the number of options ultimately expected to vest and therefore has been reduced for estimated forfeitures.  As of December 30, 2012, there was a total of $1,901 of share-based compensation related to stock options that will be amortized to expense over a weighted-average remaining service period of 1.1 years.
Service-Based Stock Awards
We have awarded nonvested stock to employees and directors that vests based on service requirements. The fair value of the service-based stock awards is based on the closing market price of our common stock on the date of award. Expense is amortized on a straight-line basis over the vesting period, generally four years or less, and is based on the number of awards ultimately expected to vest and therefore has been reduced for estimated forfeitures. The weighted-average grant date fair value of service-based nonvested stock issued in 2012, 2011, and 2010 was $7.85, $16.95, and $21.70 per share.  The total fair value of stock that vested during 2012, 2011, and 2010 was $84, $229, and $253.  As of December 30, 2012, there was a total of $929 of share-based compensation related to service-based nonvested stock that will be amortized to expense over a weighted-average remaining service period of 1.9 years.
A summary of our service-based stock award activity and related information for 2012 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Nonvested at January 1, 2012	57,003	$21.10
Granted	94,884	7.85
Vested	(19,670)	24.60
Forfeited	(16,539)	11.50
Nonvested at December 30, 2012	115,678	$11.01

Performance-Based Stock Awards
The fair value of performance-based stock awards is based on the closing market price of our common stock on the date of award. Performance-based stock awards vest only upon the achievement of specific measurable performance criteria and are subject to additional holding periods.
We recognize compensation expense for stock awards subject to performance criteria when it is probable that the performance goal will be achieved. Compensation expense is recognized for the total amount of performance-based shares expected to vest and is subject to adjustment based on the actual level of achievement of the performance goal. Expense for performance-based awards with graded vesting is recognized under the accelerated recognition method, whereby each vesting is treated as a separate award with expense for each vesting recognized ratably over the requisite service period. If the minimum level of the performance goals is not attained, the applicable portion of the stock award will be forfeited and canceled, and all expense recognized to that date is reversed.
In 2012, the Company awarded shares of performance-based restricted stock that will be earned based on the financial performance of the Company. Shares will be earned upon achievement of either a one-year performance goal or a two-year cumulative performance goal; a portion of which are then subject to additional holding periods. The performance goals allow partial vesting if a minimum level of performance is attained. In certain circumstances, additional shares will be issued upon performance above the target level.
Shares issued in 2011were forfeited in 2012 since performance goals were not achieved. The total fair value of performance-based stock issued and earned in 2010 that vested during 2012 and 2011 was $62 and $134.
As of December 30, 2012, there was a total of $809 of share-based compensation related to performance-based nonvested stock that will be amortized to expense over a weighted-average remaining service period of 1.2 years.

A summary of our performance-based stock award activity and related information for 2012 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Nonvested at January 1, 2012	111,397	$19.45
Granted	212,526	7.85
Vested	(7,595)	29.10
Forfeited	(117,393)	15.05
Nonvested at December 30, 2012	198,935	$9.26